TRADING ASSETS AND LIABILITIES - Trading derivative liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 2,154,361	$ 1,757,606
Forward contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	1,675,923	891,181
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	1,543,886	261,614
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	2,691	624,319
Forward contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	589	996
Forward contracts, Debt securities to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	128,757	4,252
Swap
Disclosure of financial liabilities [line items]
Derivative liabilities	390,599	720,888
Currency swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	60,845	112,600
Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	329,754	608,288
Futures Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	3,752	2,107
Futures Contract, Interest rate to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	3,752	2,107
Options Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	84,087	143,430
Options Contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities		127,692
Options Contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 84,087	$ 15,738